Acquisitions and Disposals - Summary of Disposal of Associates (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Profit on disposal	£ 0
Investment associates and joint ventures [member] | 2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration		£ 198
Net book value of shares		(92)
Reclassification of exchange from other comprehensive income		(7)
Transaction costs		(5)
Profit on disposal		£ 94